Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash and Cash Equivalents	The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to the consolidated balance sheets amounts are as follows:

	December 31, 2023	March 31, 2023
Cash and cash equivalents	$9,406,697	$589,340
Restricted cash and cash equivalents—current	—	—
Restricted cash and cash equivalents—non-current	427,697	542,490
The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to the consolidated balance sheets amounts are as follows:

	March 31, 2023	March 31, 2022
Cash and cash equivalents	$589,340	$913,636
Restricted cash and cash equivalents—current	—	—
Restricted cash and cash equivalents—non-current	542,490	172,782

Schedule of Depreciation Over Assets Estimated Useful Lives	Depreciation is calculated using declining balance method over the assets’ estimated useful lives as follows:

Assets	Useful lives
Office and electrical equipment	3-5 years
Computers	3 years
Furniture and fixtures	10 years
Depreciation is calculated using declining balance method over the assets’ estimated useful lives as follows:

Assets	Useful lives (years)
Office and electrical equipment	3-5 years
Computers	3 years
Furniture and fixtures	10 years